Acquisitions	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Acquisitions

NOTE 5 – ACQUISITIONS

Reverse Acquisition with Wealth Generators

Effective April 1, 2017, we entered into a Contribution Agreement with Wealth Generators, pursuant to which the Wealth Generators members agreed to contribute 100% of the outstanding securities of Wealth Generators in exchange for an aggregate of 1,358,670,942 shares of our common stock. Following the closing, Wealth Generators became our wholly owned subsidiary and the Wealth Generators members became our stockholders and control the majority of our outstanding common stock.

The transaction was accounted for as a reverse acquisition using the acquisition method of accounting in accordance with ASC Topic 805. Wealth Generators is the acquirer solely for financial accounting purposes. The following table summarizes the purchase accounting for the fair value of the assets acquired and liabilities assumed at the date of the reverse acquisition:

Cash	$3,550
Receivables	150,000
Total assets acquired	153,550

Accounts payable and accrued liabilities	456,599
Due to former management	127,199
Debt	26,314
Total liabilities assumed [1]	610,112

Net liabilities assumed	456,562

Consideration [2]	662,047

Goodwill	$1,118,609

[1]	In conjunction with the reverse acquisition, we entered into an assignment and assumption agreement wherein we issued 24,914,348 shares of our common stock to Alpha Pro Asset Management Group, LLC (“Alpha Pro”), an entity affiliated with the prior members of management, in exchange for Alpha Pro’s assumption of $482,588 in liabilities. Accordingly, the shares issued for debt were accounted for the moment before the reverse acquisition, and the $482,588 in liabilities have been excluded from the total liabilities assumed shown here.

[2]	The fair value of the consideration effectively transferred was measured based on the fair value of 150,465,339 shares that were outstanding immediately before the transaction. Using the closing market price of $0.0044 per share on March 31, 2017, consideration was valued at $662,047.

Acquisition of United Games, LLC and United League, LLC

On July 20, 2018, we entered into a Purchase Agreement with United Games Marketing LLC, a Utah limited liability company, to purchase its wholly owned subsidiaries United Games, LLC and United League, LLC for 50,000,000 shares of our common stock. United Games, LLC and United League, LLC provide distributor marketing back-office and commission tools and online sports gaming experience for users of their applications distributed through their networks of affiliates therefore we expect significant synergies to exist as a result of combining operations.

The transaction was accounted for as a business combination using the acquisition method of accounting in accordance with the FASB (ASC Topic 805). The following table summarizes the purchase accounting for the fair value of the assets acquired and liabilities assumed at the date of the acquisition and the gain on bargain purchase which resulted from the fair value of the intangible assets acquired exceeding the fair value of our common stock given as consideration:

Cash	$3,740
Receivables	361,345
Intangible assets (see Note 2)	1,816,000
Total assets acquired	2,181,085

Accounts payable and accrued liabilities	409,803
Total liabilities assumed	409,803

Net assets acquired	1,771,282

Consideration [1]	800,000

Gain on bargain purchase	$971,282

[1]	The 50,000,000 shares of our common stock transferred as consideration in accordance with the Purchase Agreement was valued on July 20, 2018, the date of acquisition, based on the weighted equity fair value of $0.016 per share as determined by a third party valuation firm.

United Games, LLC and United League, LLC recorded combined revenue of $1,331,542 and a combined net income of $26,059 since the July 20, 2018 acquisition date, which were included in our consolidated statement of operations for the year ended March 31, 2019.

The table below represents the pro forma revenue and net income (loss) for the years ended March 31, 2019 and 2018, assuming the acquisition had occurred on April 1, 2017, pursuant to ASC Subtopic 805-10-50. This pro forma information does not purport to represent what the actual results of our operations would have been had the acquisition occurred on this date nor does it purport to predict the results of operations for future periods:

	Year Ended March 31,
	2019	2018
Revenues	$27,961,351	$19,416,537
Net (loss)	$(5,288,735)	$(16,371,058)
Loss per common share	$(0.00)	$(0.01)